QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Thomas S. Harman
Morgan, Lewis, Bockius
1111 Pennsylvania Avenue, Northwest
Washington, D.C. 20004
(Name and address of agent for service)

(800) 527-9525
Registrant's telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2010

EASTERN EUROPEAN EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2010 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	COMMON STOCK	93.99%
	CZECH REPUBLIC	1.48%
70,000	New World Resources VB-W/I		$ 811,832

	GERMANY	1.09%
50,000	Bank of Georgia Regs GDR		555,000
9,000	Magnat Real Estate Opps		43,821
			598,821
	GREAT BRITAIN	4.08%
29,000	Eurasian Natural Resource		524,914
136,000	Highland Gold Mining Ltd.		270,536
23,400	Kazakhms PLC		542,587
590,000	Lewis Charles Romania Property Fund Ltd.		62,714
27,000	Petropavlovsk PLC		487,894
106,500	Trans Balkan Investments		68,731
22,000	Ukraine Opportunity Trust PL		2,750
110,000	Ukraine Opportunity Trust PL ORD		286,000
			2,246,126
	HUNGARY	0.50%
267,793	Ablon Group		274,484
	LUXEMBOURG	4.55%
63,000	Evraz Group SA GDR Regs		2,502,990
	POLAND	3.29%
107,142	Bank Millennium SA		164,008
5,000	Bank Pekao SA		290,738
3,700	Bank Rozwoju Eksportu SA		336,847
75,000	Polski Koncern Naftowy		1,019,336
			1,810,929
	ROMANIA	0.49%
450,000	SIF 5 Oltenia Craiova		268,892

	RUSSIA	68.64%
45,000,000	Federal Grid Co. Unified-CLS		573,750
80,000	Gazprom OAO Spon ADR		1,866,400
7,000,000,000	Inter RAO UES		1,260,000
114,000	JSC MMC Norilsk Nickel ADR		2,098,740
70,000	JSC MMC Norilsk Spon ADR		1,288,700
44,000	Lukoil Holdings Spon ADR		2,494,800
100,000	Mechel Steel Group OAO		2,842,000
23,000	Mobile Telesystems Spon ADR		1,276,500
11,000,000	Mosenergo		1,474,000
14,000	Novatek OAO Spons GDR Regs		1,019,200
48,000	Novolipetsk Steel GDR Reg S		1,663,200
15,000,000	OGK-4		1,095,000
22,000,000	OGK-6		847,000
35,000	Novorossiysk Commerce GDR		479,500
1	OAO Open Investments GDR		6
295,000	Rosneft Oil Co. OAO GDR Reg S		2,339,350
180,000	Rushydro Sponsored ADR Reg S		950,400
995,000	Sberbank RF		2,915,350
197,298	Severstal GDR Reg S		2,872,659
25,000	Sistema Regs Spons GDR		680,000
240,000	Surgutneftegaz SP ADR		2,400,000
20,000	Tatneft Sponsored REG S GDR		626,000
45,710	TMK GDR Regs		943,911
500,000	VTB Bank OJSC-GDR		2,770,000
44,000	Wimm Bill Dann Foods ADR		986,480
			37,762,946
	TURKEY	7.56%
60,000	Aksigorta AS		84,151
200,000	Arcelik AS		809,903
700,000	Dogan Yayin Holding AS		751,300
60,000	Enka Insaat Ve Sanayi AS		278,528
90,000	Gubre Fabrikalari TAS		663,726
42,960	Haci Omer Sabanci Holding		183,868
170,000	Tekfen Holding AS		638,046
200,000	Tofas Turk Otomobil FABRI		750,642
			4,160,164
	UNITED STATES	2.31%
37,000	Market Vectors Russia ETF		1,270,950

	Total Securities	93.99%	51,708,134
	Cash and Cash Equivalents	6.01%	3,306,249
	TOTAL INVESTMENTS	100.00%	$ 55,014,383

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Valuation Inputs:		Investment in Securities:

Level 1 - Quoted Prices		$ 51,708,134
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total:		$ 51,708,134

REMS REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS March 31, 2010 (unaudited)
Number of Shares	Security Description	% of Net Assets	Market Value
	LONG POSITIONS
	COMMON STOCKS	86.03%
	DIVERSIFIED/OTHER	18.94%
66,600	Annaly Capital Management		1,144,188
113,960	Crexus Investment Corp.*		1,523,645
198,600	HFF Inc.*		1,475,598
72,800	Ishares DJ US RE		3,623,984
12,000	Jones Lang LaSalle Inc.		874,680
120,299	Kennedy-Wilson Holdings Inc.		1,221,035
124,600	MI Developments		1,624,784
			11,487,914
	HEALTHCARE	8.47%
111,000	Biomed Realty Trust		1,835,940
268,972	Cogdell Spencer Inc.		1,990,393
56,300	Healthcare Realty Trust, Inc.		1,311,227
			5,137,560
	HOTEL	8.14%
41,100	Choice Hotels International		1,430,691
73,800	Gaylord Entertainment Company*		2,161,602
186,444	Red Lion Hotels		1,346,126
			4,938,419
	MULTI-FAMILY	18.42%
33,600	Camden Property Trust		1,398,768
106,100	Colonial Properties Trust		1,366,568
101,700	Lennar Corp. "A"		1,750,257
33,800	M.D.C. Holdings, Inc.		1,169,818
280,800	Parkbridge Lifestyles Communities, Inc. (Canada)*		1,534,426
90,500	Post Properties, Inc.		1,992,810
77,822	Sun Communities, Inc.		1,961,114
			11,173,761
	OFFICE/INDUSTRIAL	18.09%
19,000	Alexandria Real Estate Equities, Inc.		1,284,400
63,000	Allied Properties Real Estate Investment Trust (Canada)		1,259,194
221,400	DCT Industrial Trust Inc.		1,157,922
51,200	Ishares FTSE Nareit Industrial/Office Capped Index Fund		1,285,745
59,800	Liberty Property Trust		2,029,612
47,800	Mack-Cali Realty Corp.		1,684,950
178,000	Mission West Properties, Inc.		1,224,640
55,714	Parkway Properties, Inc.		1,046,309
			10,972,772
	RETAIL	13.98%
104,400	Kimco Realty Corp.		1,632,816
428,300	Kite Realty Group Trust		2,025,859
203,200	Ramco-Gershenson Properties Trust		2,288,032
124,000	Retail Opportunity Investments Corp.*		1,254,880
59,400	Weingarten Realty		1,280,664
			8,482,251

	TOTAL COMMON STOCKS		52,192,677
	(Cost: $35,869,080)

	PREFERRED STOCK	12.73%
	DIVERSIFIED/OTHER	1.99%
52,400	Cousins Properties, Inc., Series A, 7.75%		1,207,296
	HOTEL	2.84%
20,400	LaSalle Hotel Properties, Series G, 7.250%		444,516
20,197	Red Lion Hotels, Series A, 9.500%		484,930
34,400	Sunstone Hotel, Series A, 8.000%		792,920
			1,722,366
	MULTI-FAMILY	1.59%
40,575	Apartment Investment & Management Co., Series Y, 7.875%		965,279
	OFFICE	2.38%
20,700	Kilroy Realty Corp., Series F, 7.500%		487,485
21,500	Lexington Realty, Series D, 7.550%		478,375
19,800	SL Green Realty Corp., Series C, 7.625%		475,596
			1,441,456
	RETAIL	3.93%
21,200	CBL & Associates Properties, Series C, 7.750%		471,912
21,800	CBL & Associates Properties, Series D, 8.000%		464,994
12,700	Cedar Shopping Center, Series A		308,535
53,100	Glimcher Realty, Series G, 8.1250%		1,141,119
			2,386,560

	TOTAL PREFERRED STOCKS		7,722,957

	TOTAL LONG POSITIONS		59,915,634

	Total Securities	98.76%	$ 59,915,634
	Cash and Cash Equivalents	1.24%	753,285
	TOTAL INVESTMENTS	100.00%	$ 60,668,919

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Valuation Inputs:		Investment in Securities:
Level 1 - Quoted Prices		$ 59,915,634
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total:		$ 59,915,634

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to allow  timely  decisions   regarding  required   disclosure.   The  Registrant's management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  May 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  May 10, 2010

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:  May 10, 2010

9